Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.4%
Atlas Arteria Ltd.	22,462,178	$101,157,751
Qube Holdings Ltd.	32,502,169	61,998,896
Transurban Group	23,712,285	208,617,162
		371,773,809
Belgium — 0.2%
Euronav NV	370,751	6,237,006

Brazil — 0.7%
Centrais Eletricas Brasileiras SA, ADR(a)	2,147,531	17,029,921
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	576,384	6,144,253
Ultrapar Participacoes SA, ADR	1,823,007	4,411,677
		27,585,851
Canada — 9.6%
Enbridge Inc.	5,090,332	198,951,528
Gibson Energy Inc.	368,753	6,438,199
Keyera Corp.	555,861	12,147,657
Pembina Pipeline Corp.	1,393,310	47,294,333
TC Energy Corp.	2,544,039	101,423,357
Westshore Terminals Investment Corp.	676,468	11,206,187
		377,461,261
China — 5.5%
Beijing Capital International Airport Co. Ltd., Class H(b)	30,894,000	22,539,632
China Gas Holdings Ltd.	5,043,600	7,309,496
China Longyuan Power Group Corp. Ltd., Class H	5,610,000	6,819,452
China Merchants Port Holdings Co. Ltd.	24,682,000	36,035,426
China Power International Development Ltd.	8,506,000	3,581,759
China Resources Gas Group Ltd.	1,519,100	5,667,081
China Resources Power Holdings Co. Ltd.	3,006,000	6,125,306
COSCO SHIPPING Ports Ltd.(a)	31,178,000	24,742,673
Guangdong Investment Ltd.	4,778,000	4,878,576
Hainan Meilan International Airport Co. Ltd.,
Class H(a)(b)	3,143,000	9,515,151
Jiangsu Expressway Co. Ltd., Class H	22,524,000	20,503,617
Kunlun Energy Co.Ltd.	6,642,000	4,722,149
Shenzhen Expressway Co. Ltd., Class H	11,254,000	9,682,752
Shenzhen International Holdings Ltd.	25,527,500	24,987,450
Yuexiu Transport Infrastructure Ltd.	17,272,000	9,381,592
Zhejiang Expressway Co. Ltd., Class H	25,066,000	19,274,016
		215,766,128
France — 4.9%
Aeroports de Paris(b)	510,867	68,441,615
Gaztransport Et Technigaz SA	54,978	5,875,573
Getlink SE	7,399,994	118,497,209
		192,814,397
Germany — 2.1%
Fraport AG Frankfurt Airport Services Worldwide(b)	681,898	27,615,193
Hamburger Hafen und Logistik AG(a)	414,446	5,259,312
RWE AG	1,140,485	50,418,203
		83,292,708
Hong Kong — 0.6%
Atlas Corp.	1,607,580	24,660,277

Italy — 2.3%
Enav SpA(c)	4,694,747	19,914,729
Enel SpA	13,012,377	69,982,406
		89,897,135
Security	Shares	Value

Japan — 2.1%
Japan Airport Terminal Co. Ltd.(b)	1,717,100	$84,682,604

Mexico — 5.5%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	627,507	38,805,033
Grupo Aeroportuario del Pacifico SAB de CV, ADR	669,076	96,219,820
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	347,311	80,919,990
		215,944,843
New Zealand — 2.8%
Auckland International Airport Ltd.(b)	22,257,160	110,386,400

Singapore — 1.3%
Hutchison Port Holdings Trust, Class U(a)	93,157,300	18,025,658
SATS Ltd.(b)	12,202,800	25,865,508
SIA Engineering Co. Ltd.(b)	4,764,600	8,321,491
		52,212,657
Spain — 7.2%
Aena SME SA(b)(c)	1,354,669	169,819,007
Iberdrola SA	9,876,254	115,290,335
		285,109,342
Switzerland — 1.4%
Flughafen Zurich AG, Registered(b)	350,938	54,304,221

United Kingdom — 2.0%
National Grid PLC	6,536,909	78,307,936

United States — 41.9%
American Electric Power Co. Inc.	865,295	82,159,760
American Water Works Co. Inc.	306,516	46,719,169
Cheniere Energy Inc.	627,975	94,171,131
Consolidated Edison Inc.	597,961	56,991,663
Constellation Energy Corp.	551,186	47,517,745
Dominion Energy Inc.	1,402,196	85,982,659
DTE Energy Co.	326,714	38,398,696
DTE Midstream LLC(b)	243,250	13,441,995
Duke Energy Corp.	1,298,085	133,689,774
Edison International	643,310	40,927,382
Equitrans Midstream Corp.	1,093,075	7,323,603
Eversource Energy	584,185	48,978,070
Exelon Corp.	1,672,530	72,303,472
Kinder Morgan Inc.	4,985,306	90,134,333
NextEra Energy Inc.	2,454,154	205,167,274
ONEOK Inc.	1,123,719	73,828,338
Public Service Enterprise Group Inc.	841,230	51,542,162
Sempra Energy	529,993	81,905,118
Southern Co. (The)	1,792,107	127,974,361
Targa Resources Corp.	569,772	41,878,242
WEC Energy Group Inc.	531,977	49,878,164
Williams Companies Inc. (The)	3,063,507	100,789,380
Xcel Energy Inc.	922,379	64,667,992
		1,656,370,483
Total Common Stocks — 99.5%
(Cost: $3,739,994,497)		3,926,807,058

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,471,701	$5,017,553

Total Preferred Stocks — 0.1%
(Cost: $4,376,859)		5,017,553

Total Long-Term Investments — 99.6%
(Cost: $3,744,371,356)		3,931,824,611

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	7,788,156	7,790,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	6,090,000	6,090,000

Total Short-Term Securities — 0.3%
(Cost: $13,875,835)		13,880,492

Total Investments — 99.9%
(Cost: $3,758,247,191)		3,945,705,103

Other Assets Less Liabilities — 0.1%		2,962,189

Net Assets — 100.0%		$3,948,667,292

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,940,677	$5,846,953	(a)	$—		$(732)	$3,594	$7,790,492	7,788,156	$146,853	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	—		(20,000	)(a)	—	—	6,090,000	6,090,000	83,399		4
						$(732)	$3,594	$13,880,492		$230,252		$4

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	41	01/20/23	$3,591	$(27,201)
S&P/TSX 60 Index	44	03/16/23	7,603	(167,008)
SPI 200 Index	33	03/16/23	3,914	(66,358)
Dow Jones U.S. Real Estate Index	90	03/17/23	2,968	(61,782)
				$(322,349)

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,302,022,715	$1,624,784,343	$—	$3,926,807,058
Preferred Stocks	5,017,553	—	—	5,017,553
Money Market Funds	13,880,492	—	—	13,880,492
	$2,320,920,760	$1,624,784,343	$—	$3,945,705,103
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(228,790)	$(93,559)	$—	$(322,349)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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